FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Fair Values of Derivative Instruments
Fair values of derivative instruments:

	Assets derivatives
As of December 31, 2023	Thousands of US dollars
Balance sheet location		Fair value
Derivatives designated as hedging instruments:
Foreign exchange contracts	Other current liabilities	299

Amounts reclassified to statement of comprehensive income (loss):

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2023		Thousands of US dollars

Foreign exchange contracts	Unrealized losses in respect of derivative financial instruments designated for cash flow hedge	299

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3

Derivatives designated as hedging instruments	-	299	-
Trading securities	119	-	-
Total	119	299	-

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3

Trading securities	316	-	-
Total	316	-	-